Income Taxes (Summary Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Previously securitized loans	$ 5,921	$ 6,669
Allowance for loan losses	7,100	7,310
Deferred compensation payable	2,812	2,932
Underfunded pension liability	3,029	2,874
Accrued expenses	1,869	1,729
Impaird assets	1,086	1,362
Impaired security losses	9,814	10,386
Intangible assets	2,928
Other	2,963	2,752
Total Deferred Tax Assets	37,522	36,014
Intangible assets		925
Unrealized securities gains	2,145	495
Other	2,640	2,375
Total Deferred Tax Liabilities	4,785	3,795
Net Deferred Tax Assets	$ 32,737	$ 32,219